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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------

This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     Michael Larson
Address:  2365 Carillon Point
          Kirkland, WA 98033

Form 13F File number: 28-05147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
Title:   Reporting Manager
Phone:   (425) 889-7900

Signature, Place, and Date of Signing

/s/ Michael Larson         Kirkland, Washington              May 17, 2004
-------------------        --------------------              ------------
 [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[   ]    13F HOLDING REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:

            Form 13F File Number               Name

            28-05149                  Cascade Investment, L.L.C.
            28-10098                  Bill & Melinda Gates Foundation


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Value:     2
Form 13F Information Table Value Total:     $53,506
                                            -------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                            FORM 13F INFORMATION TABLE
                                As of March 31, 2004

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                                                              AMOUNT AND TYPE OF                              VOTING AUTHORITY
                                                                   SECURITY
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NAME OF ISSUER         TITLE OF CLASS     CUSIP       VALUE    SHARES/PRN   SH/   INVESTMENT     OTHER    SOLE     SHARED      NONE
                                                     (X1000)     AMOUNT     PRN   DISCRETION    MANAGERS
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

CORIXA CORP                 COM          21887F100     $2,349     366,955   SH      OTHER                          366,955
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NEXTEL PARTNERS INC.      CL A COM       65333F107    $51,157   4,040,870   SH      OTHER                        4,040,870
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